As filed with the Securities and Exchange Commission on November 28, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04255

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer
Neuberger Berman Advisers Management Trust
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Jeffery S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
(Names and addresses of agents for service)

Date of fiscal year end: December 31, 2011

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

SEPTEMBER 30, 2011

Schedule of Investments Balanced Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)†

Common Stocks (64.4%)

Aerospace & Defense (1.9%)
2,400	BE Aerospace	79,464	*
1,562	HEICO Corp.	76,913
800	Precision Castparts	124,368
		280,745
Air Freight & Logistics (0.5%)
1,000	C.H. Robinson Worldwide	68,470

Auto Components (1.4%)
1,750	BorgWarner, Inc.	105,928	*
4,500	Gentex Corp.	108,225
		214,153
Biotechnology (1.2%)
2,750	Alexion Pharmaceuticals	176,165	*

Capital Markets (0.7%)
1,300	Affiliated Managers Group	101,465	*

Chemicals (1.1%)
1,650	Airgas, Inc.	105,303
1,000	Sigma-Aldrich	61,790
		167,093
Commercial Services & Supplies (1.4%)
2,500	Stericycle, Inc.	201,800	*

Communications Equipment (0.6%)
1,250	Acme Packet	53,237	*
550	F5 Networks	39,078	*
		92,315
Computers & Peripherals (0.3%)
1,500	NetApp, Inc.	50,910	*

Diversified Financial Services (1.3%)
1,000	IntercontinentalExchange Inc.	118,260	*
2,400	MSCI Inc. Class A	72,792	*
		191,052
Electrical Equipment (3.1%)
3,500	AMETEK, Inc.	115,395
1,750	Polypore International	98,910	*
1,750	Roper Industries	120,592
4,800	Sensata Technologies Holding	127,008	*
		461,905
Electronic Equipment, Instruments & Components (2.4%)
1,500	Amphenol Corp. Class A	61,155
4,000	National Instruments	91,440
3,800	Trimble Navigation	127,490	*ØØ
1,500	Universal Display	71,910	*
		351,995
Energy Equipment & Services (2.9%)
1,250	CARBO Ceramics	128,162
2,000	Complete Production Services	37,700	*
1,700	Core Laboratories	152,711
2,050	Oil States International	104,386	*
		422,959
Food & Staples Retailing (0.6%)
1,350	Whole Foods Market	88,169

Food Products (0.9%)
2,000	Mead Johnson Nutrition	137,660

Health Care Equipment & Supplies (2.8%)
1,350	Edwards Lifesciences	96,228	*
250	Intuitive Surgical	91,070	*
2,000	Masimo Corp.	43,300
3,800	NxStage Medical	79,268	*
3,550	Volcano Corp.	105,186	*
		415,052
Health Care Providers & Services (2.0%)
2,000	Catalyst Health Solutions	115,380	*
600	DaVita, Inc.	37,602	*
5,850	HMS Holdings	142,681	*
		295,663
Health Care Technology (2.0%)
2,800	Cerner Corp.	191,856	*
1,000	Quality Systems	97,000
		288,856
Hotels, Restaurants & Leisure (1.4%)
3,000	Arcos Dorados Holdings Class A	69,570
300	Chipotle Mexican Grill	90,885	*
1,200	Starwood Hotels & Resorts Worldwide	46,584
		207,039
Household Durables (0.4%)
1,000	Fortune Brands	54,080

Household Products (0.8%)
2,800	Church & Dwight	123,760

Industrial Conglomerates (0.6%)
2,000	Danaher Corp.	83,880

Internet Software & Services (0.6%)
2,750	Rackspace Hosting	93,885	*

IT Services (1.7%)
1,900	Cognizant Technology Solutions Class A	119,130	*
3,750	VeriFone Systems	131,325	*
		250,455
Life Science Tools & Services (0.4%)
750	Waters Corp.	56,618	*

Machinery (1.8%)
1,000	Cummins Inc.	81,660
2,000	Donaldson Co.	109,600
1,900	Pall Corp.	80,560
		271,820
Media (1.0%)
2,200	Discovery Communications Class A	82,764	*
3,250	Focus Media Holding ADR	54,568	*
400	Scripps Networks Interactive Class A	14,868
		152,200
Metals & Mining (0.2%)
600	Cliffs Natural Resources	30,702

Multiline Retail (2.0%)
2,500	Dollar Tree	187,775	*
2,400	Nordstrom, Inc.	109,632
		297,407
Oil, Gas & Consumable Fuels (2.3%)
1,350	Cabot Oil & Gas	83,578
2,000	Concho Resources	142,280	*
4,500	Denbury Resources	51,750	*
1,000	SM Energy	60,650
		338,258
Pharmaceuticals (3.0%)
1,900	Medicis Pharmaceutical Class A	69,312
1,750	Perrigo Co.	169,942
1,900	Salix Pharmaceuticals	56,240	*
2,150	Watson Pharmaceuticals	146,738	*
		442,232
Professional Services (1.2%)
1,500	Nielsen Holdings	39,120	*
3,800	Verisk Analytics Class A	132,126	*
		171,246
Real Estate Management & Development (0.4%)
1,250	Jones Lang LaSalle	64,763

Road & Rail (0.6%)
2,500	J.B. Hunt Transport Services	90,300

Semiconductors & Semiconductor Equipment (2.1%)
4,300	Avago Technologies	140,911
2,750	Cavium Inc.	74,277	*
3,300	Microchip Technology	102,663
		317,851
Software (7.5%)
2,500	ANSYS, Inc.	122,600	*
1,900	Ariba, Inc.	52,649	*
1,500	BMC Software	57,840	*
2,150	Check Point Software Technologies	113,434	*
1,900	Citrix Systems	103,607	*
3,550	Informatica Corp.	145,372	*
1,900	MICROS Systems	83,429	*
3,500	QLIK Technologies	75,810	*
1,000	Red Hat	42,260	*
2,500	Rovi Corp.	107,450	*
850	Salesforce.com, Inc.	97,138	*
1,700	Solera Holdings	85,850
1,250	SuccessFactors, Inc.	28,738	*
		1,116,177
Specialty Retail (4.3%)
2,400	Bed Bath & Beyond	137,544	*
2,900	Dick's Sporting Goods	97,034	*
1,000	DSW Inc. Class A	46,180
1,900	O'Reilly Automotive	126,597	*
1,900	Ross Stores	149,511
1,350	Tractor Supply	84,442
		641,308
Textiles, Apparel & Luxury Goods (1.2%)
1,750	Coach, Inc.	90,703
1,500	PVH Corp.	87,360
		178,063
Trading Companies & Distributors (1.7%)
5,200	Fastenal Co.	173,056
1,400	MSC Industrial Direct Class A	79,044
		252,100
Wireless Telecommunication Services (2.1%)
1,900	American Tower Class A	102,220	*
2,500	NII Holdings	67,375	*
4,100	SBA Communications Class A	141,368	*
		310,963
Total Common Stocks (Cost $7,145,694)		9,551,534

See Notes to Schedule of Investments

SEPTEMBER 30, 2011

Schedule of Investments Balanced Portfolio
(Unaudited)

PRINCIPAL AMOUNT($)		VALUE($)†

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (3.2%)
200,000	U.S. Treasury Bills, 0.03%, due 12/22/11	199,993
100,000	U.S. Treasury Notes, 2.00%, due 11/30/13	103,602
170,000	U.S. Treasury Notes, 2.13%, due 11/30/14	178,766
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $481,619)	482,361

Mortgage-Backed Securities (13.1%)

Adjustable Alt-B Mixed Balance (0.4%)
82,179	Lehman XS Trust, Floating Rate, Ser. 2005-1, Class 2A1, 1.73%, due 7/25/35	58,335	µ

Adjustable Jumbo Balance (0.9%)
193,353	GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1, Class 1A1, 2.99%, due 4/19/36	139,409	µ

Adjustable Mixed Balance (2.1%)
195,780	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 2.69%, due 5/25/34	155,433	µ
193,905	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 2.62%, due 11/25/35	147,942	µ
11,237	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.35%, due 6/19/34	8,257	µ
		311,632
Commercial Mortgage-Backed (4.4%)
138,383	Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2005-PWR8, Class AAB, 4.58%, due 6/11/41	141,096
50,000	Citigroup Commercial Mortgage Trust, Ser. 2006-C4, Class A2, 5.73%, due 3/15/49	52,041	µ
17,758	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class AAB, 5.37%, due 1/15/46	18,336	µ
106,766	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2011-C3, Class A1, 1.87%, due 2/16/46	107,067	ñ
67,569	Morgan Stanley Capital I, Ser. 2011-C1, Class A1, 2.60%, due 9/15/47	68,666	ñ
110,000	Morgan Stanley Capital I, Ser. 2011-C3, Class A1, 2.18%, due 7/15/49	111,241	Ø
85,000	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C22, Class A3, 5.29%, due 12/15/44	86,804	µ
68,251	WF-RBS Commercial Mortgage Trust, Ser. 2011-C2, Class A1, 2.50%, due 2/15/44	69,048	ñ
		654,299
Mortgage-Backed Non-Agency (0.9%)
88,722	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	91,526	ñ
44,805	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	46,294	ñ
		137,820
Fannie Mae (1.8%)
160,000	Pass-Through Certificates, 4.50%, due 4/1/39	169,959
83,828	Whole Loan, Ser. 2004-W8, Class PT, 11.14%, due 6/25/44	93,933	µ
		263,892
Freddie Mac (2.6%)
114,119	Pass-Through Certificates, 8.00%, due 11/1/26	130,427
83,414	Pass-Through Certificates, 8.50%, due 10/1/30	96,893
150,000	Pass-Through Certificates, 4.50%, due 11/1/39	158,880
		386,200
	Total Mortgage-Backed Securities (Cost $2,106,384)	1,951,587

Corporate Debt Securities (11.3%)

Banks (4.6%)
75,000	Bank of America Corp., Senior Unsecured Notes, 6.25%, due 4/15/12	75,673
105,000	Citigroup, Inc., Senior Unsecured Notes, 6.00%, due 12/13/13	110,289
125,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 6.60%, due 1/15/12	126,796
135,000	JP Morgan Chase & Co., Senior Unsecured Medium-Term Notes, 2.05%, due 1/24/14	136,355
110,000	Morgan Stanley, Senior Unsecured Notes, 2.88%, due 1/24/14	105,933
125,000	Westpac Banking Corp., Senior Unsecured Notes, 1.85%, due 12/9/13	126,056
		681,102
Beverages (0.6%)
75,000	Anheuser-Busch Cos., Inc., Guaranteed Notes, 4.95%, due 1/15/14	81,469

Diversified Financial Services (2.4%)
85,000	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. C, 5.88%, due 5/2/13	90,143
45,000	Caterpillar Financial Services Corp., Senior Unsecured Notes, 1.65%, due 4/1/14	45,597
35,000	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, Ser. F, 4.70%, due 3/15/12	35,609
35,000	ERAC USA Finance Co., Guaranteed Notes, 2.25%, due 1/10/14	35,197	ñ
145,000	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, 5.00%, due 4/10/12	147,620
		354,166
Food (0.2%)
31,000	Kraft Foods, Inc., Senior Unsecured Notes, 6.25%, due 6/1/12	32,097

Insurance (0.3%)
50,000	Berkshire Hathaway Finance Corp., Guaranteed Notes, 1.50%, due 1/10/14	50,650
Media (1.5%)
65,000	DirecTV Holdings LLC, Guaranteed Notes, 4.75%, due 10/1/14	70,421
70,000	NBC Universal Media LLC, Senior Unsecured Notes, 2.10%, due 4/1/14	71,060
75,000	Time Warner Cable, Inc., Guaranteed Notes, 5.40%, due 7/2/12	77,412
		218,893
Office/Business Equipment (0.4%)
60,000	Xerox Corp., Senior Unsecured Notes, 5.50%, due 5/15/12	61,661

Retail (0.4%)
55,000	Home Depot, Inc., Senior Unsecured Notes, 5.25%, due 12/16/13	59,810

Telecommunications (0.9%)
70,000	Telefonica Emisiones SAU, Guaranteed Notes, 2.58%, due 4/26/13	67,741
70,000	Verizon Communications, Inc., Senior Unsecured Notes, 1.95%, due 3/28/14	71,646
		139,387
	Total Corporate Debt Securities (Cost $1,669,972)	1,679,235

Asset-Backed Securities (5.1%)
100,000	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-OP1, Class A2C, 0.38%, due 4/25/36	61,282	µ
133,492	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-ASP5, Class A2B, 0.36%, due 10/25/36	56,460	µ
75,000	Ally Auto Receivables Trust, Ser. 2010-4, Class A3, 0.91%, due 11/17/14	75,207
75,000	Ally Auto Receivables Trust, Ser. 2011-1, Class A3, 1.38%, due 1/15/15	75,692
200,000	Carrington Mortgage Loan Trust, Ser. 2007-FRE1, Class A3, 0.49%, due 2/25/37	69,809	µ
175,000	Ford Credit Auto Owner Trust, Ser. 2011-A, Class A3, 0.97%, due 1/15/15	175,738
125,000	Hyundai Auto Receivables Trust, Ser. 2011-A, Class A3, 1.16%, due 4/15/15	125,862	ØØ
8,299	Impac Secured Assets Corp., Ser. 2006-3, Class A4, 0.32%, due 11/25/36	8,036	µ
40,000	Mercedes-Benz Auto Receivables Trust, Ser. 2011-1, Class A3, 0.85%, due 3/16/15	40,075
93,202	Residential Asset Mortgage Products, Inc., Ser. 2006-RS1, Class AI2, 0.46%, due 1/25/36	62,596	µ
	Total Asset-Backed Securities (Cost $1,017,634)	750,757

NUMBER OF SHARES

Short-Term Investments (4.2%)
616,666	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $616,666)	616,666

	Total Investments (101.3%) (Cost $13,037,969)	15,032,140	##

	Liabilities, less cash, receivables and other assets [(1.3%)]	(191,307)

	Total Net Assets (100.0%)	$14,840,833

See Notes to Schedule of Investments

SEPTEMBER 30, 2011

Schedule of Investments Growth Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)†
Common Stocks (100.1%)
Aerospace & Defense (1.8%)
1,900	BE Aerospace	62,909	*
1,250	HEICO Corp.	61,550
		124,459
Air Freight & Logistics (1.0%)
1,000	C.H. Robinson Worldwide	68,470

Auto Components (1.9%)
1,000	BorgWarner, Inc.	60,530	*
3,000	Gentex Corp.	72,150
		132,680
Biotechnology (1.8%)
2,000	Alexion Pharmaceuticals	128,120	*

Capital Markets (1.2%)
1,100	Affiliated Managers Group	85,855	*

Chemicals (2.0%)
1,500	Airgas, Inc.	95,730
750	Sigma-Aldrich	46,343
		142,073
Commercial Services & Supplies (2.1%)
1,800	Stericycle, Inc.	145,296	*

Communications Equipment (1.1%)
1,000	Acme Packet	42,590	*
500	F5 Networks	35,525	*
		78,115
Computers & Peripherals (0.5%)
1,100	NetApp, Inc.	37,334	*

Diversified Financial Services (2.0%)
750	IntercontinentalExchange Inc.	88,695	*
1,750	MSCI Inc. Class A	53,078	*
		141,773
Electrical Equipment (4.8%)
2,500	AMETEK, Inc.	82,425
1,250	Polypore International	70,650	*
1,500	Roper Industries	103,365
2,900	Sensata Technologies Holding	76,734	*
		333,174
Electronic Equipment, Instruments & Components (2.8%)
1,200	Amphenol Corp. Class A	48,924
2,500	National Instruments	57,150
2,600	Trimble Navigation	87,230	*
		193,304
Energy Equipment & Services (4.1%)
900	CARBO Ceramics	92,277
1,700	Complete Production Services	32,045	*
1,000	Core Laboratories	89,830
1,450	Oil States International	73,834	*
		287,986
Food & Staples Retailing (0.9%)
1,000	Whole Foods Market	65,310

Food Products (1.5%)
1,500	Mead Johnson Nutrition	103,245

Health Care Equipment & Supplies (4.4%)
1,000	Edwards Lifesciences	71,280	*
200	Intuitive Surgical	72,856	*
1,400	Masimo Corp.	30,310
2,700	NxStage Medical	56,322	*
2,700	Volcano Corp.	80,001	*
		310,769
Health Care Providers & Services (3.4%)
1,500	Catalyst Health Solutions	86,535	*
450	DaVita, Inc.	28,202	*
4,950	HMS Holdings	120,730	*
		235,467
Health Care Technology (3.1%)
2,000	Cerner Corp.	137,040	*
800	Quality Systems	77,600
		214,640
Hotels, Restaurants & Leisure (2.1%)
2,250	Arcos Dorados Holdings Class A	52,177
200	Chipotle Mexican Grill	60,590	*
850	Starwood Hotels & Resorts Worldwide	32,997
		145,764
Household Durables (0.5%)
700	Fortune Brands	37,856

Household Products (1.5%)
2,400	Church & Dwight	106,080

Industrial Conglomerates (0.9%)
1,500	Danaher Corp.	62,910

Internet Software & Services (1.0%)
2,000	Rackspace Hosting	68,280	*

IT Services (2.8%)
1,400	Cognizant Technology Solutions Class A	87,780	*
3,000	VeriFone Systems	105,060	*
		192,840
Life Science Tools & Services (0.8%)
750	Waters Corp.	56,618	*
Machinery (3.1%)
800	Cummins Inc.	65,328
1,500	Donaldson Co.	82,200
1,550	Pall Corp.	65,720
		213,248
Media (1.6%)
1,650	Discovery Communications Class A	62,073	*
2,500	Focus Media Holding ADR	41,975	*
300	Scripps Networks Interactive Class A	11,151
		115,199
Metals & Mining (0.3%)
400	Cliffs Natural Resources	20,468

Multiline Retail (3.3%)
1,900	Dollar Tree	142,709	*
1,900	Nordstrom, Inc.	86,792
		229,501
Oil, Gas & Consumable Fuels (3.6%)
1,250	Cabot Oil & Gas	77,387
1,300	Concho Resources	92,482	*
3,500	Denbury Resources	40,250	*
650	SM Energy	39,423
		249,542
Pharmaceuticals (4.8%)
1,500	Medicis Pharmaceutical Class A	54,720
1,250	Perrigo Co.	121,387
1,500	Salix Pharmaceuticals	44,400	*
1,700	Watson Pharmaceuticals	116,025	*
		336,532
Professional Services (1.6%)
1,000	Nielsen Holdings	26,080	*
2,400	Verisk Analytics Class A	83,448	*
		109,528
Real Estate Management & Development (0.6%)
850	Jones Lang LaSalle	44,039

Road & Rail (1.0%)
2,000	J.B. Hunt Transport Services	72,240

Semiconductors & Semiconductor Equipment (3.5%)
3,400	Avago Technologies	111,418
2,000	Cavium Inc.	54,020	*
2,600	Microchip Technology	80,886
		246,324
Software (12.2%)
1,800	ANSYS, Inc.	88,272	*
1,500	Ariba, Inc.	41,565	*
1,000	BMC Software	38,560	*
1,650	Check Point Software Technologies	87,054	*
1,500	Citrix Systems	81,795	*
2,700	Informatica Corp.	110,565	*
1,650	MICROS Systems	72,451	*
2,750	QLIK Technologies	59,565	*
1,000	Red Hat	42,260	*
1,750	Rovi Corp.	75,215	*
600	Salesforce.com, Inc.	68,568	*
1,250	Solera Holdings	63,125
1,000	SuccessFactors, Inc.	22,990	*
		851,985
Specialty Retail (6.8%)
1,600	Bed Bath & Beyond	91,696	*
2,100	Dick's Sporting Goods	70,266	*
750	DSW Inc. Class A	34,635
1,500	O'Reilly Automotive	99,945	*
1,500	Ross Stores	118,035
1,000	Tractor Supply	62,550
		477,127
Textiles, Apparel & Luxury Goods (1.9%)
1,300	Coach, Inc.	67,379
1,100	PVH Corp.	64,064
		131,443
Trading Companies & Distributors (2.6%)
3,800	Fastenal Co.	126,464
1,000	MSC Industrial Direct Class A	56,460
		182,924
Wireless Telecommunication Services (3.2%)
1,500	American Tower Class A	80,700	*
1,600	NII Holdings	43,120	*
2,950	SBA Communications Class A	101,716	*
		225,536
Total Common Stocks
(Cost $5,054,275)		7,004,054

Short-Term Investments (0.6%)
38,429	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $38,429)	38,429

Total Investments (100.7%)
(Cost $5,092,704)		7,042,483	##
Liabilities, less cash, receivables and other assets [(0.7%)]		(48,164)

Total Net Assets (100.0%)		$6,994,319

See Notes to Schedule of Investments

SEPTEMBER 30, 2011

Schedule of Investments Guardian Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)†
Common Stocks (96.9%)
Beverages (3.6%)
10,900	Anheuser-Busch InBev ADR	577,482
32,118	Coca-Cola	2,169,892
		2,747,374
Capital Markets (6.9%)
15,825	BlackRock, Inc.	2,342,258
264,780	Charles Schwab	2,984,071
		5,326,329
Chemicals (3.5%)
54,800	Ecolab Inc.	2,679,172

Commercial Services & Supplies (3.0%)
82,921	Republic Services	2,326,763

Electronic Equipment, Instruments & Components (4.9%)
39,758	Anixter International	1,886,119
84,087	National Instruments	1,922,229
		3,808,348
Energy Equipment & Services (5.4%)
40,610	Cameron International	1,686,939	*
41,297	Schlumberger Ltd.	2,466,670
		4,153,609
Food Products (3.0%)
50,655	McCormick & Company	2,338,235

Health Care Equipment & Supplies (7.2%)
36,220	C.R. Bard	3,170,699
53,916	Covidien PLC	2,377,695
		5,548,394
Household Products (4.3%)
52,401	Procter & Gamble	3,310,695

Industrial Conglomerates (7.7%)
32,609	3M Co.	2,341,000
85,111	Danaher Corp.	3,569,556
		5,910,556
Industrial Gases (2.2%)
18,498	Praxair, Inc.	1,729,193

Insurance (4.2%)
180,655	Progressive Corp.	3,208,433

Internet Software & Services (4.3%)
6,385	Google Inc. Class A	3,284,316	*

IT Services (2.7%)
6,440	MasterCard, Inc. Class A	2,042,510

Media (5.6%)
78,245	Comcast Corp. Class A Special	1,618,889
71,389	Scripps Networks Interactive Class A	2,653,529
		4,272,418
Multiline Retail (3.0%)
46,765	Target Corp.	2,293,356

Oil, Gas & Consumable Fuels (8.4%)
174,574	BG Group	3,341,105
78,250	Newfield Exploration	3,105,742	*
		6,446,847
Pharmaceuticals (6.0%)
61,885	Hospira, Inc.	2,289,745	*
14,453	Roche Holding AG	2,334,333
		4,624,078
Road & Rail (1.3%)
15,094	Canadian National Railway	1,004,959

Semiconductors & Semiconductor Equipment (7.2%)
71,364	Altera Corp.	2,250,107
122,498	Texas Instruments	3,264,572
		5,514,679
Trading Companies & Distributors (2.5%)
13,136	W.W. Grainger	1,964,358

Total Common Stocks (Cost $66,484,066)		74,534,622

Short-Term Investments (4.5%)
3,413,943	State Street Institutional Treasury Money Market Fund Institutional Class (Cost $3,413,943)	3,413,943

Total Investments (101.4%) (Cost $69,898,009)		77,948,565	##

Liabilities, less cash, receivables and other assets [(1.4%)]		(1,055,619)

Total Net Assets (100.0%)		$76,892,946

See Notes to Schedule of Investments

SEPTEMBER 30, 2011

Schedule of Investments International Portfolio
(Unaudited)

NUMBER OF SHARES	VALUE($)†
Common Stocks (96.5%)
Australia (2.1%)
7,500	CSL Ltd.	212,920
28,355	Fortescue Metals Group	118,440
55,500	Imdex Ltd.	86,361
		417,721
Austria (0.6%)
3,160	Vienna Insurance Group Wiener Staedtische Versicherung	120,133

Belgium (2.2%)
2,554	Anheuser-Busch InBev	135,564
5,290	Colruyt SA	219,763
2,755	Telenet Group Holding	100,927	*
		456,254
Brazil (1.1%)
200	HRT Participacoes em Petroleo	79,776	*
8,400	TOTVS SA	142,960
		222,736
Canada (10.2%)
3,500	Cenovus Energy	107,782
12,502	Corus Entertainment, B Shares	235,628
6,300	Goldcorp, Inc.	288,998
4,488	MacDonald, Dettwiler	203,178
24,200	Neo Material Technologies	147,338	*
23,800	New Gold	245,745	*
11,300	Peyto Exploration & Development	214,915
5,706	Potash Corp. of Saskatchewan	247,756
7,200	Silver Wheaton	212,585
4,012	Vermilion Energy	168,612
		2,072,537
Chile (1.0%)
4,410	Sociedad Quimica y Minera de Chile ADR, B Shares	210,842

China (1.8%)
245,500	China Liansu Group Holdings	97,621
4,250	China Mobile ADR	207,017
73,970	China Vanke, B Shares	63,554
		368,192
Denmark (3.1%)
2,260	Novo Nordisk Class B	225,399
10,220	Sydbank AS	180,754
4,316	Tryg AS	226,935
		633,088
France (7.2%)
66,123	Alcatel-Lucent	191,723	*
6,600	CFAO	236,204
1,653	Cie Generale des Etablissements Michelin Class B	98,862
7,442	CNP Assurances	109,576
6,645	Eutelsat Communications	266,943
1,290	LVMH Moet Hennessy Louis Vuitton	170,281
6,006	Sodexo	395,477
		1,469,066
Germany (6.6%)
3,185	Brenntag AG	276,297
4,916	Deutsche Boerse	248,629	*
16,030	Deutsche Telekom	188,158
5,116	Fresenius Medical Care	347,065
2,071	Linde AG	277,128
		1,337,277
Ireland (0.7%)
5,865	DCC PLC	147,322

Japan (12.0%)
17,800	Brother Industries	209,126
11,700	Circle K Sunkus	196,885
440	Jupiter Telecommunications	476,086
41	KDDI Corp.	282,259
64	Kenedix Realty Investment	208,562
5,200	Makita Corp.	185,082
18,200	Nihon Kohden	490,150
85	NTT DOCOMO	154,874
7,500	Sundrug Co.	235,720
		2,438,744
Korea (1.8%)
510	Samsung Electronics GDR	178,751
2,800	Shinhan Financial Group ADR	191,632
		370,383
Netherlands (7.7%)
3,665	Akzo Nobel	161,727
8,405	Imtech NV	236,425
20,815	Koninklijke Ahold	244,788
5,160	Nutreco Holding	322,233
7,866	Sligro Food Group	263,283
10,606	Unilever NV	335,715
		1,564,171
Norway (1.9%)
18,636	DnB NOR	185,730
29,249	Prosafe ASA	189,523
		375,253
South Africa (1.1%)
13,986	MTN Group	228,485

Sweden (2.6%)
6,128	Elekta AB, B Shares	230,533
12,300	Nordea Bank AB	99,545
20,180	Telefonaktiebolaget LM Ericsson, B Shares	193,769
		523,847
Switzerland (11.1%)
1,244	Bucher Industries	192,856
8,219	Credit Suisse Group	215,019	*
319	Givaudan SA	248,786	*
4,594	Nestle SA	252,912
4,602	Novartis AG	257,075
1,927	Roche Holding	311,234
192	SGS SA	291,687
86	Sika AG	152,267
3,245	Sulzer AG	333,473
		2,255,309
Turkey (0.6%)
163,548	Sinpas Gayrimenkul Yatirim Ortakligi	126,701

United Kingdom (21.1%)
48,333	Amlin PLC	212,421
12,675	Avanti Communications Group	52,353	*
13,175	BG Group	252,151
5,200	BHP Billiton	138,912
20,484	Bunzl PLC	244,096
42,570	Chemring Group	348,541
21,700	Diploma PLC	107,234
20,186	Experian Group	226,601
4,821	Fidessa Group	118,031
26,993	Informa PLC	136,992
10,800	Jazztel PLC	53,353	*ñ
13,040	Jazztel PLC	64,419
73,368	Mitie Group	265,993
7,700	Petrofac Ltd.	142,430
27,424	Reed Elsevier	209,958
3,400	Rio Tinto ADR	149,872
56,564	RPS Group	143,891
10,979	Subsea 7	208,556	*
14,100	Synergy Health	187,872
10,928	Tullow Oil	221,009
196,840	Vodafone Group	507,312
9,000	Willis Group Holdings	309,330
		4,301,327
Total Common Stocks (Cost $20,423,397)		19,639,388
Rights (0.0)%
Belgium (0.0)%
112,269	Anheuser-Busch InBev VVPR Strip (Cost $43)	301	*

Short-Term Investments (3.1%)
626,732	State Street Institutional Treasury Money Market Fund Institutional Class (Cost $626,732)	626,732

Total Investments (99.6%) (Cost $21,050,172)		20,266,421	##

Cash, receivables and other assets, less liabilities (0.4%)		84,741

Total Net Assets (100.0%)		$20,351,162

See Notes to Schedule of Investments

International Portfolio (Unaudited)
SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY

Industry	Value†	Percentage of Net Assets
Chemicals	$1,445,844	7.1%
Wireless Telecommunication Services	1,379,947	6.8%
Media	1,325,607	6.5%
Metals & Mining	1,240,913	6.1%
Food & Staples Retailing	1,160,439	5.7%
Oil, Gas & Consumable Fuels	1,044,245	5.1%
Insurance	978,395	4.8%
Food Products	910,860	4.5%
Pharmaceuticals	793,708	3.9%
Health Care Equipment & Supplies	720,683	3.5%
Machinery	711,411	3.5%
Commercial Banks	657,661	3.2%
Energy Equipment & Services	540,509	2.7%
Health Care Providers & Services	534,937	2.6%
Trading Companies & Distributors	520,393	2.6%
Professional Services	518,288	2.5%
Software	464,169	2.3%
Diversified Telecommunication Services	459,210	2.3%
Commercial Services & Supplies	409,884	2.0%
Hotels, Restaurants & Leisure	395,477	2.0%
Communications Equipment	385,492	1.9%
Aerospace & Defense	348,541	1.7%
Real Estate Investment Trusts	335,263	1.6%
Diversified Financial Services	248,629	1.2%
Construction & Engineering	236,425	1.2%
Distributors	236,204	1.2%
Capital Markets	215,019	1.1%
Biotechnology	212,920	1.0%
Office Electronics	209,126	1.0%
Semiconductors & Semiconductor Equipment	178,751	0.9%
Textiles, Apparel & Luxury Goods	170,281	0.8%
Industrial Conglomerates	147,322	0.7%
Beverages	135,865	0.7%
Electronic Equipment, Instruments & Components	107,234	0.5%
Auto Components	98,862	0.5%
Building Products	97,621	0.5%
Real Estate Management & Development	63,554	0.3%
Short-Term Investments and Other Assets-Net	711,473	3.5%

	$20,351,162	100.0%

SEPTEMBER 30, 2011

Schedule of Investments Mid Cap Growth Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)†

Common Stocks (100.0%)

Aerospace & Defense (2.9%)
68,600	BE Aerospace	2,271,346	*
49,000	HEICO Corp.	2,412,760
21,700	Precision Castparts	3,373,482
		8,057,588
Air Freight & Logistics (0.9%)
35,000	C.H. Robinson Worldwide	2,396,450

Auto Components (1.9%)
44,100	BorgWarner, Inc.	2,669,373	*
110,000	Gentex Corp.	2,645,500
		5,314,873
Biotechnology (2.0%)
87,500	Alexion Pharmaceuticals	5,605,250	*

Capital Markets (1.1%)
37,900	Affiliated Managers Group	2,958,095	*

Chemicals (1.8%)
50,000	Airgas, Inc.	3,191,000
27,300	Sigma-Aldrich	1,686,867
		4,877,867
Commercial Services & Supplies (2.1%)
70,000	Stericycle, Inc.	5,650,400	*

Communications Equipment (0.9%)
34,300	Acme Packet	1,460,837	*
15,500	F5 Networks	1,101,275	*
		2,562,112
Computers & Peripherals (0.5%)
40,000	NetApp, Inc.	1,357,600	*

Diversified Financial Services (1.9%)
29,400	IntercontinentalExchange Inc.	3,476,844	*
60,000	MSCI Inc. Class A	1,819,800	*
		5,296,644
Electrical Equipment (4.5%)
100,900	AMETEK, Inc.	3,326,673
45,000	Polypore International	2,543,400	*
48,000	Roper Industries	3,307,680
122,500	Sensata Technologies Holding	3,241,350	*
		12,419,103
Electronic Equipment, Instruments & Components (3.8%)
47,500	Amphenol Corp. Class A	1,936,575
120,000	National Instruments	2,743,200
110,500	Trimble Navigation	3,707,275	*
45,000	Universal Display	2,157,300	*
		10,544,350
Energy Equipment & Services (4.4%)
37,500	CARBO Ceramics	3,844,875
65,700	Complete Production Services	1,238,445	*
50,000	Core Laboratories	4,491,500
50,000	Oil States International	2,546,000	*
		12,120,820
Food & Staples Retailing (0.9%)
36,800	Whole Foods Market	2,403,408

Food Products (1.8%)
70,600	Mead Johnson Nutrition	4,859,398

Health Care Equipment & Supplies (4.3%)
40,000	Edwards Lifesciences	2,851,200	*
7,200	Intuitive Surgical	2,622,816	*
50,000	Masimo Corp.	1,082,500
100,900	NxStage Medical	2,104,774	*
105,700	Volcano Corp.	3,131,891	*
		11,793,181
Health Care Providers & Services (3.2%)
60,000	Catalyst Health Solutions	3,461,400	*
17,500	DaVita, Inc.	1,096,725	*
168,000	HMS Holdings	4,097,520	*
		8,655,645
Health Care Technology (2.7%)
75,000	Cerner Corp.	5,139,000	*
24,000	Quality Systems	2,328,000
		7,467,000
Hotels, Restaurants & Leisure (1.9%)
70,000	Arcos Dorados Holdings Class A	1,623,300
7,500	Chipotle Mexican Grill	2,272,125	*
33,500	Starwood Hotels & Resorts Worldwide	1,300,470
		5,195,895
Household Durables (0.5%)
26,500	Fortune Brands	1,433,120

Household Products (1.4%)
84,400	Church & Dwight	3,730,480

Industrial Conglomerates (1.1%)
75,000	Danaher Corp.	3,145,500

Internet Software & Services (0.9%)
75,000	Rackspace Hosting	2,560,500	*

IT Services (2.7%)
55,000	Cognizant Technology Solutions Class A	3,448,500	*
110,000	VeriFone Systems	3,852,200	*
		7,300,700
Life Science Tools & Services (0.8%)
30,500	Waters Corp.	2,302,445	*

Machinery (2.9%)
27,500	Cummins Inc.	2,245,650
60,000	Donaldson Co.	3,288,000
55,000	Pall Corp.	2,332,000
		7,865,650
Media (1.6%)
62,400	Discovery Communications Class A	2,347,488	*
90,000	Focus Media Holding ADR	1,511,100	*
11,600	Scripps Networks Interactive Class A	431,172
		4,289,760
Metals & Mining (0.3%)
17,500	Cliffs Natural Resources	895,475

Multiline Retail (3.4%)
78,400	Dollar Tree	5,888,624	*
75,900	Nordstrom, Inc.	3,467,112
		9,355,736
Oil, Gas & Consumable Fuels (3.7%)
46,000	Cabot Oil & Gas	2,847,860
60,000	Concho Resources	4,268,400	*
125,000	Denbury Resources	1,437,500	*
25,000	SM Energy	1,516,250
		10,070,010
Pharmaceuticals (4.3%)
53,900	Medicis Pharmaceutical Class A	1,966,272
45,000	Perrigo Co.	4,369,950
53,900	Salix Pharmaceuticals	1,595,440	*
58,800	Watson Pharmaceuticals	4,013,100	*
		11,944,762
Professional Services (1.6%)
38,500	Nielsen Holdings	1,004,080	*
96,100	Verisk Analytics Class A	3,341,397	*
		4,345,477
Real Estate Management & Development (0.7%)
37,500	Jones Lang LaSalle	1,942,875

Road & Rail (1.0%)
75,000	J.B. Hunt Transport Services	2,709,000

Semiconductors & Semiconductor Equipment (3.1%)
140,300	Avago Technologies	4,597,631
56,500	Cavium Inc.	1,526,065	*
75,000	Microchip Technology	2,333,250
		8,456,946
Software (11.7%)
69,000	ANSYS, Inc.	3,383,760	*
55,000	Ariba, Inc.	1,524,050	*
45,000	BMC Software	1,735,200	*
57,600	Check Point Software Technologies	3,038,976	*
52,800	Citrix Systems	2,879,184	*
105,700	Informatica Corp.	4,328,415	*
60,100	MICROS Systems	2,638,991	*
100,000	QLIK Technologies	2,166,000	*
41,700	Red Hat	1,762,242	*
70,000	Rovi Corp.	3,008,600	*
21,700	Salesforce.com, Inc.	2,479,876	*
47,500	Solera Holdings	2,398,750
32,500	SuccessFactors, Inc.	747,175	*
		32,091,219
Specialty Retail (6.8%)
78,800	Bed Bath & Beyond	4,516,028	*
86,700	Dick's Sporting Goods	2,900,982	*
25,000	DSW Inc. Class A	1,154,500
53,900	O'Reilly Automotive	3,591,357	*
52,800	Ross Stores	4,154,832
37,500	Tractor Supply	2,345,625
		18,663,324
Textiles, Apparel & Luxury Goods (1.9%)
50,000	Coach, Inc.	2,591,500
45,000	PVH Corp.	2,620,800
		5,212,300
Trading Companies & Distributors (2.8%)
165,200	Fastenal Co.	5,497,856
39,200	MSC Industrial Direct Class A	2,213,232
		7,711,088
Wireless Telecommunication Services (3.3%)
55,000	American Tower Class A	2,959,000	*
80,000	NII Holdings	2,156,000	*
117,100	SBA Communications Class A	4,037,608	*
		9,152,608
Total Common Stocks (Cost $201,842,667)		274,714,654

Short-Term Investments (0.2%)
427,984	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $427,984)	427,984

Total Investments (100.2%) (Cost $202,270,651)		275,142,638	##
Liabilities, less cash, receivables and other assets [(0.2%)]		(458,379)

Total Net Assets (100.0%)		$ 274,684,259

See Notes to Schedule of Investments

SEPTEMBER 30, 2011

Schedule of Investments Partners Portfolio
(Unaudited)

NUMBER OF SHARES	VALUE($)†
Common Stocks (92.1%)
Aerospace & Defense (3.4%)
26,300	Boeing Co.	1,591,413
46,800	Textron Inc.	825,552
		2,416,965
Air Freight & Logistics (0.9%)
9,700	FedEx Corp.	656,496

Auto Components (1.6%)
27,500	Lear Corp.	1,179,750

Automobiles (0.4%)
15,800	General Motors	318,844	*

Beverages (1.4%)
14,700	Coca-Cola	993,132

Biotechnology (1.0%)
12,900	Amgen Inc.	708,855

Building Products (1.3%)
44,800	Owens Corning	971,264	*

Capital Markets (3.7%)
9,200	Goldman Sachs Group	869,860
65,900	Invesco Ltd.	1,022,109
23,800	State Street	765,408
		2,657,377
Commercial Banks (5.0%)
95,800	Fifth Third Bancorp	967,580
44,100	SunTrust Banks	791,595
76,500	Wells Fargo	1,845,180
		3,604,355
Computers & Peripherals (1.1%)
35,500	Hewlett-Packard	796,975

Construction & Engineering (0.6%)
15,100	Chicago Bridge & Iron	432,313

Consumer Finance (2.1%)
27,500	American Express	1,234,750
7,800	Capital One Financial	309,114
		1,543,864
Diversified Financial Services (7.3%)
169,800	Bank of America	1,039,176
31,472	Citigroup Inc.	806,313
50,300	J.P. Morgan Chase	1,515,036
62,600	Moody's Corp.	1,906,170
		5,266,695
Diversified Telecommunication Services (2.6%)
53,200	Koninklijke KPN NV ADR	700,644
62,600	Telefonica SA ADR	1,196,912
		1,897,556
Electric Utilities (0.7%)
36,600	NV Energy	538,386

Electrical Equipment (1.3%)
53,400	ABB Ltd. ADR	912,072	*

Electronic Equipment, Instruments & Components (1.5%)
41,600	Avnet, Inc.	1,084,928	*

Energy Equipment & Services (4.2%)
30,600	Halliburton Co.	933,912
40,900	McDermott International	440,084	*
21,100	National Oilwell Varco	1,080,742
46,400	Weatherford International	566,544	*
		3,021,282
Food & Staples Retailing (1.3%)
27,300	CVS Caremark	916,734

Health Care Equipment & Supplies (3.4%)
28,000	Covidien PLC	1,234,800
23,400	Zimmer Holdings	1,251,900	*
		2,486,700
Health Care Providers & Services (5.0%)
29,900	Aetna Inc.	1,086,865
25,300	Medco Health Solutions	1,186,317	*
20,600	WellPoint Inc.	1,344,768
		3,617,950
Household Durables (1.6%)
1,250	NVR, Inc.	754,975	*
8,500	Whirlpool Corp.	424,235
		1,179,210
Household Products (1.1%)
12,300	Energizer Holdings	817,212	*

Insurance (3.5%)
25,700	Berkshire Hathaway Class B	1,825,728	*
24,400	MetLife, Inc.	683,444
		2,509,172
IT Services (2.6%)
64,300	Lender Processing Services	880,267
12,000	Visa Inc. Class A	1,028,640
		1,908,907
Machinery (2.8%)
9,900	Deere & Co.	639,243
17,000	Eaton Corp.	603,500
6,800	Joy Global	424,184
32,600	Terex Corp.	334,476	*
		2,001,403
Media (2.3%)
30,200	Cablevision Systems Class A	475,046
28,800	McGraw-Hill Cos.	1,180,800
		1,655,846
Metals & Mining (2.7%)
9,100	Cliffs Natural Resources	465,647
10,700	Freeport-McMoRan Copper & Gold	325,815
16,500	Teck Resources Class B	481,635
2,000	Walter Energy	120,020
44,600	Xstrata PLC	563,195
		1,956,312
Multi-Utilities (2.8%)
46,100	CenterPoint Energy	904,482
10,600	National Grid ADR	525,760
14,300	PG&E Corp.	605,033
		2,035,275
Multiline Retail (2.7%)
31,300	J.C. Penney	838,214
41,200	Macy's, Inc.	1,084,384
		1,922,598
Oil, Gas & Consumable Fuels (9.0%)
10,900	Anadarko Petroleum	687,245
9,900	Apache Corp.	794,376
33,900	Canadian Natural Resources	992,253
38,100	Cenovus Energy	1,170,051
36,300	El Paso Corp.	634,524
14,600	EOG Resources	1,036,746
10,300	Occidental Petroleum	736,450
13,500	Southwestern Energy	449,955	*
		6,501,600
Personal Products (1.1%)
39,700	Avon Products	778,120

Pharmaceuticals (3.8%)
38,800	Pfizer Inc.	685,984
22,000	Shire PLC ADR	2,066,460
		2,752,444
Semiconductors & Semiconductor Equipment (2.3%)
29,000	Intel Corp.	618,570
11,200	Lam Research	425,376	*
42,000	NXP Semiconductors	593,040	*
		1,636,986
Software (1.6%)
11,400	Check Point Software Technologies	601,464	*
19,700	Oracle Corp.	566,178
		1,167,642
Specialty Retail (2.4%)
34,900	Best Buy	813,170
46,400	Lowe's Cos.	897,376
		1,710,546
Total Common Stocks (Cost $63,581,102)		66,555,766

Short-Term Investments (7.2%)
5,217,607	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $5,217,607)	5,217,607

Total Investments (99.3%) (Cost $68,798,709)		71,773,373	##

Cash, receivables and other assets, less liabilities (0.7%)		475,125

Total Net Assets (100.0%)		$72,248,498

See Notes to Schedule of Investments

SEPTEMBER 30, 2011
Schedule of Investments Regency Portfolio
(Unaudited)

NUMBER OF SHARES	VALUE($)†
Common Stocks (91.3%)
Aerospace & Defense (2.3%)
72,000	Embraer SA ADR	1,826,640
49,400	Spirit Aerosystems Holdings Class A	787,930	*
		2,614,570
Auto Components (1.7%)
44,600	Lear Corp.	1,913,340

Automobiles (0.8%)
25,300	Harley-Davidson	868,549

Beverages (1.2%)
36,100	Dr. Pepper Snapple Group	1,399,958

Building Products (2.1%)
90,500	Masco Corp.	644,360
78,800	Owens Corning	1,708,384	*
		2,352,744
Capital Markets (1.5%)
108,800	Invesco Ltd.	1,687,488

Commercial Banks (7.0%)
192,500	Fifth Third Bancorp	1,944,250
85,755	First Horizon National	511,100
254,600	Huntington Bancshares	1,222,080
43,400	KeyCorp	257,362
248,600	Regions Financial	827,838
91,100	SunTrust Banks	1,635,245
340,200	Synovus Financial	364,014
85,200	Zions Bancorp	1,198,764
		7,960,653
Construction & Engineering (1.0%)
40,500	Chicago Bridge & Iron	1,159,515

Diversified Financial Services (2.9%)
108,000	Moody's Corp.	3,288,600

Electric Utilities (3.2%)
4,800	DPL Inc.	144,672
61,900	Great Plains Energy	1,194,670
157,200	NV Energy	2,312,412
		3,651,754
Electronic Equipment, Instruments & Components (3.2%)
29,700	Anixter International	1,408,968
82,800	Avnet, Inc.	2,159,424	*
		3,568,392
Energy Equipment & Services (3.6%)
21,900	Complete Production Services	412,815	*
19,400	Ensco PLC ADR	784,342
77,000	McDermott International	828,520	*
18,200	National Oilwell Varco	932,204
14,600	Noble Corp.	428,510	*
19,000	Oceaneering International	671,460
		4,057,851
Food Products (0.3%)
4,700	J.M. Smucker	342,583

Gas Utilities (1.2%)
75,200	Questar Corp.	1,331,792

Health Care Providers & Services (8.3%)
36,600	Aetna Inc.	1,330,410
54,800	AmerisourceBergen Corp.	2,042,396
48,700	CIGNA Corp.	2,042,478
69,400	Coventry Health Care	1,999,414	*
31,200	MEDNAX, Inc.	1,954,368	*
		9,369,066
Household Durables (3.2%)
110,100	Newell Rubbermaid	1,306,887
2,200	NVR, Inc.	1,328,756	*
18,900	Whirlpool Corp.	943,299
		3,578,942
Household Products (1.3%)
22,600	Energizer Holdings	1,501,544	*

Insurance (8.9%)
67,200	Assurant, Inc.	2,405,760
93,100	Lincoln National	1,455,153
18,000	PartnerRe Ltd.	940,860
78,700	Principal Financial Group	1,784,129
58,200	Progressive Corp.	1,033,632
14,700	Reinsurance Group of America	675,465
58,000	W.R. Berkley	1,722,020
		10,017,019
IT Services (1.2%)
103,000	Lender Processing Services	1,410,070

Machinery (3.9%)
36,800	AGCO Corp.	1,272,176	*
36,200	Eaton Corp.	1,285,100
51,300	Terex Corp.	526,338	*
35,600	WABCO Holdings	1,347,816	*
		4,431,430
Media (2.6%)
47,600	Cablevision Systems Class A	748,748
54,000	McGraw-Hill Cos.	2,214,000
		2,962,748
Metals & Mining (2.1%)
24,400	Cliffs Natural Resources	1,248,548
40,000	Teck Resources Class B	1,167,600
		2,416,148
Multi-Utilities (6.8%)
50,200	Alliant Energy	1,941,736
107,200	CenterPoint Energy	2,103,264
95,500	CMS Energy	1,889,945
13,700	DTE Energy	671,574
22,000	OGE Energy	1,051,380
		7,657,899
Multiline Retail (3.2%)
53,100	J.C. Penney	1,422,018
85,100	Macy's, Inc.	2,239,832
		3,661,850
Oil, Gas & Consumable Fuels (4.3%)
94,100	Denbury Resources	1,082,150	*
21,400	Newfield Exploration	849,366	*
19,800	Noble Energy	1,401,840
16,800	Whiting Petroleum	589,344	*
30,200	World Fuel Services	986,030
		4,908,730
Pharmaceuticals (2.8%)
25,000	Shire PLC ADR	2,348,250
54,700	Warner Chilcott Class A	782,210	*
		3,130,460
Real Estate Investment Trusts (5.0%)
15,800	Alexandria Real Estate Equities	969,962
66,500	Annaly Capital Management	1,105,895
12,226	Boston Properties	1,089,337
29,486	Macerich Co.	1,256,988
16,604	Vornado Realty Trust	1,238,990
		5,661,172
Semiconductors & Semiconductor Equipment (3.5%)
38,100	Lam Research	1,447,038	*
68,400	NXP Semiconductors	965,808	*
207,300	ON Semiconductor	1,486,341	*
		3,899,187
Specialty Retail (2.2%)
86,500	Chico's FAS	988,695
39,300	Limited Brands	1,513,443
		2,502,138
Total Common Stocks (Cost $90,589,365)		103,306,192

Short-Term Investments (6.1%)
6,855,783	State Street Institutional Liquid Reserve Fund Institutional Class (Cost $6,855,783)	6,855,783

Total Investments (97.4%) (Cost $97,445,148)		110,161,975	##

Cash, receivables and other assets, less liabilities (2.6%)		2,950,494

Total Net Assets (100.0%)		$113,112,469

See Notes to Schedule of Investments

SEPTEMBER 30, 2011

Schedule of Investments Short Duration Bond Portfolio
(Unaudited)

PRINCIPAL AMOUNT($)		VALUE($)†

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (4.7%)
8,000,000	U.S. Treasury Bills 0.03%, due 12/22/11	7,999,736
820,000	U.S. Treasury Notes 2.00%, due 11/30/13	849,533
3,500,000	U.S. Treasury Notes 2.13%, due 11/30/14	3,680,467
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $12,527,029)	12,529,736

U.S. Government Agency Securities (4.5%)
8,500,000	Citigroup Funding, Inc., Guaranteed FDIC Floating Rate Medium-Term Notes, 0.67%, due 3/30/12	8,509,061	µ@
3,450,000	Wells Fargo & Co., Guaranteed FDIC Floating Rate Notes, 0.57%, due 6/15/12	3,450,200	µ@
	Total U.S. Government Agency Securities (Cost $11,950,000)	11,959,261

Mortgage-Backed Securities (41.8%)

Adjustable Alt-B Mixed Balance (0.3%)
1,287,963	Lehman XS Trust, Floating Rate, Ser. 2005-1, Class 2A1, 1.73%, due 7/25/35	914,274	µ

Adjustable Jumbo Balance (7.5%)
3,491,716	GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1, Class 1A1, 2.99%, due 4/19/36	2,517,559	µ
2,816,290	Merrill Lynch Mortgage Investors Trust, Ser. 2005-A1, Class 2A1, 2.64%, due 12/25/34	2,567,476	µ
18,000,000	Wells Fargo Mortgage Backed Securities Trust, Ser. 2005-AR16, Class 4A2, 2.69%, due 10/25/35	14,801,130	µ
		19,886,165
Adjustable Mixed Balance (2.3%)
3,390,801	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB5, Class 2A1, 2.78%, due 9/20/36	1,826,937	µ
2,276,644	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 2.69%, due 5/25/34	1,807,460	µ
2,703,897	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 2.62%, due 11/25/35	2,062,976	µ
559,315	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.35%, due 6/19/34	410,953	µ
		6,108,326
Commercial Mortgage-Backed (21.6%)
6,820,286	Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2005-PWR8, Class AAB, 4.58%, due 6/11/41	6,954,025
2,450,000	Citigroup Commercial Mortgage Trust, Ser. 2006-C4, Class A2, 5.73%, due 3/15/49	2,550,019	µ
710,304	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class AAB, 5.37%, due 1/15/46	733,448	µ
4,650,000	Commercial Mortgage Pass-Through Certificates, Ser. 2003-LB1A, Class C, 4.23%, due 6/10/38	4,659,044
2,375,080	GE Capital Commercial Mortgage Corp., Ser. 2002-2A, Class A2, 4.97%, due 8/11/36	2,387,129
2,869,756	GMAC Commercial Mortgage Securities, Inc., Ser. 2004-C3, Class AAB, 4.70%, due 12/10/41	2,954,836
5,106,194	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2011-C3, Class A1, 1.87%, due 2/16/46	5,120,598	ñ
4,225,000	LB-UBS Commercial Mortgage Trust, Ser. 2003-C7, Class C, 5.02%, due 7/15/37	4,232,487	µ
3,108,188	Morgan Stanley Capital I, Ser. 2011-C1, Class A1, 2.60%, due 9/15/47	3,158,643	ñ
5,500,000	Morgan Stanley Capital I, Ser. 2011-C3, Class A1, 2.18%, due 7/15/49	5,562,040	Ø
1,999,000	Prudential Commercial Mortgage Trust, Ser. 2003-PWR1, Class A2, 4.49%, due 2/11/36	2,062,512
7,250,000	Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C6, Class D, 5.13%, due 8/15/35	7,362,201	µ
1,725,802	Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C7, Class A1, 4.24%, due 10/15/35	1,729,387	ñ
4,220,000	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C22, Class A3, 5.29%, due 12/15/44	4,309,553	µ
3,526,282	WF-RBS Commercial Mortgage Trust, Ser. 2011-C2, Class A1, 2.50%, due 2/15/44	3,567,465	ñ
		57,343,387
Mortgage-Backed Non-Agency (1.8%)
1,164,481	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	1,201,274	ñ
2,984,971	GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35	3,042,253	ñ
600,066	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	620,016	ñ
		4,863,543
Fannie Mae (3.9%)
762,901	Fannie Mae Grantor Trust, Ser. 2003-T4, Class 1A, 0.45%, due 9/26/33	753,253	µ
7,630,000	Pass-Through Certificates, 4.50%, due 5/1/41	8,104,888
1,222,630	Whole Loan, Ser. 2004-W8, Class PT, 11.14%, due 6/25/44	1,370,022	µ
		10,228,163
Freddie Mac (4.4%)
9,600	Pass-Through Certificates, 10.00%, due 4/1/20	11,272
1,723,469	Pass-Through Certificates, 8.00%, due 11/1/26	1,969,757
1,174,608	Pass-Through Certificates, 8.50%, due 10/1/30	1,364,413
7,750,000	Pass-Through Certificates, 4.50%, due 11/1/39	8,208,783
		11,554,225
	Total Mortgage-Backed Securities (Cost $118,446,518)	110,898,083

Corporate Debt Securities (31.2%)

Banks (10.6%)
5,700,000	Citigroup, Inc., Senior Unsecured Notes, 6.00%, due 12/13/13	5,987,103	ØØ
4,250,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 5.25%, due 10/15/13	4,415,967
6,500,000	JP Morgan Chase & Co., Senior Unsecured Medium-Term Notes, 2.05%, due 1/24/14	6,565,221
5,200,000	Morgan Stanley, Senior Unsecured Notes, 2.88%, due 1/24/14	5,007,740	ØØ
6,000,000	Westpac Banking Corp., Senior Unsecured Notes, 1.85%, due 12/9/13	6,050,706	ØØ
		28,026,737
Beverages (1.5%)
3,350,000	Anheuser-Busch Cos., Inc., Guaranteed Notes, 4.95%, due 1/15/14	3,638,968
475,000	Anheuser-Busch Inbev Worldwide, Inc., Guaranteed Notes, 1.50%, due 7/14/14	478,382
		4,117,350
Diversified Financial Services (8.2%)
4,240,000	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. C, 5.88%, due 5/2/13	4,496,546
1,990,000	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, Ser. F, 4.70%, due 3/15/12	2,024,598
2,165,000	Caterpillar Financial Services Corp., Senior Unsecured Notes, 1.65%, due 4/1/14	2,193,727
1,760,000	ERAC USA Finance Co., Guaranteed Notes, 2.25%, due 1/10/14	1,769,900	ñ
6,500,000	General Electric Capital Corp., Senior Unsecured Notes, 5.90%, due 5/13/14	7,105,956
4,075,000	Merrill Lynch & Co., Inc., Senior Unsecured Medium-Term Notes, Ser. C, 6.05%, due 8/15/12	4,112,409
		21,703,136
Food (0.7%)
1,720,000	Kraft Foods, Inc., Senior Unsecured Notes, 6.25%, due 6/1/12	1,780,867

Insurance (0.9%)
2,310,000	Berkshire Hathaway Finance Corp., Guaranteed Notes, 1.50%, due 1/10/14	2,340,044

Media (4.3%)
3,250,000	DIRECTV Holdings LLC, Guaranteed Notes, 4.75%, due 10/1/14	3,521,047
3,430,000	NBCUniversal Media LLC, Senior Unsecured Notes, 2.10%, due 4/1/14	3,481,944
4,240,000	Time Warner Cable, Inc., Guaranteed Notes, 5.40%, due 7/2/12	4,376,345
		11,379,336
Office/Business Equipment (1.1%)
2,990,000	Xerox Corp., Senior Unsecured Notes, 5.50%, due 5/15/12	3,072,778

Retail (1.3%)
3,100,000	Home Depot, Inc., Senior Unsecured Notes, 5.25%, due 12/16/13	3,371,114

Telecommunications (2.6%)
3,495,000	Telefonica Emisiones SAU, Guaranteed Notes, 2.58%, due 4/26/13	3,382,213
3,380,000	Verizon Communications, Inc., Senior Unsecured Notes, 1.95%, due 3/28/14	3,459,481
		6,841,694
	Total Corporate Debt Securities (Cost $82,320,565)	82,633,056

Asset-Backed Securities (14.1%)
2,000,000	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-OP1, Class A2C, 0.38%, due 4/25/36	1,225,646	µ
2,536,344	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-ASP5, Class A2B, 0.36%, due 10/25/36	1,072,746	µ
3,425,000	Ally Auto Receivables Trust, Ser. 2010-4, Class A3, 0.91%, due 11/17/14	3,434,445
3,300,000	Ally Auto Receivables Trust, Ser. 2011-1, Class A3, 1.38%, due 1/15/15	3,330,447
1,753,000	Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE9, Class 1A2, 0.38%, due 11/25/36	696,909	µ
2,121,065	Carrington Mortgage Loan Trust, Ser. 2006-OPT1, Class A3, 0.41%, due 2/25/36	1,702,838	µ
4,000,000	Carrington Mortgage Loan Trust, Ser. 2007-FRE1, Class A3, 0.49%, due 2/25/37	1,396,188	µ
1,917,281	Countrywide Asset-Backed Certificates Trust, Ser. 2006-3, Class 2A2, 0.41%, due 6/25/36	1,509,142	µ
1,124,374	Countrywide Asset-Backed Certificates Trust, Ser. 2006-5, Class 2A2, 0.41%, due 8/25/36	929,493	µ
1,971,683	Countrywide Asset-Backed Certificates Trust, Ser. 2006-6, Class 2A2, 0.41%, due 9/25/36	1,548,781	µ
8,325,000	Ford Credit Auto Owner Trust, Ser. 2011-A, Class A3, 0.97%, due 1/15/15	8,360,089
5,885,000	Hyundai Auto Receivables Trust, Ser. 2011-A, Class A3, 1.16%, due 4/15/15	5,925,573
160,449	Impac Secured Assets Corp., Ser. 2006-3, Class A4, 0.32%, due 11/25/36	155,354	µ
2,042,761	Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 0.67%, due 7/13/46	0	aµ*
1,900,000	Mercedes-Benz Auto Receivables Trust, Ser. 2011-1, Class A3, 0.85%, due 3/16/15	1,903,569
57,716	Merrill Lynch Mortgage Investors Trust, Ser. 2006-MLN1, Class A2A, 0.30%, due 7/25/37	56,634	µ
1,745,430	Residential Asset Mortgage Products, Inc., Ser. 2006-RS1, Class AI2, 0.46%, due 1/25/36	1,172,243	µ
4,815,554	Soundview Home Equity Loan Trust, Ser. 2006-OPT3, Class 2A3, 0.40%, due 6/25/36	2,997,678	µ
	Total Asset-Backed Securities (Cost $47,873,111)	37,417,775

NUMBER OF SHARES

Short-Term Investments (6.9%)
18,145,227	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $18,145,227)	18,145,227

	Total Investments (103.2%) (Cost $291,262,450)	273,583,138	##

	Liabilities, less cash, receivables and other assets [(3.2%)]	(8,470,823)	¢¢

	Total Net Assets (100.0%)	$265,112,315

See Notes to Schedule of Investments

SEPTEMBER 30, 2011

Schedule of Investments Small Cap Growth Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)†
Common Stocks (99.6%)
Aerospace & Defense (5.1%)
9,543	HEICO Corp.	469,897
7,100	Triumph Group	346,054
		815,951
Air Freight & Logistics (1.1%)
6,000	Hub Group Class A	169,620	*

Biotechnology (2.2%)
4,100	Cepheid, Inc.	159,203	*
5,600	Cubist Pharmaceuticals	197,792	*
		356,995
Commercial Banks (1.6%)
11,100	Texas Capital Bancshares	253,635	*

Commercial Services & Supplies (1.1%)
3,400	Clean Harbors	174,420	*

Communications Equipment (1.0%)
7,600	Aruba Networks	158,916	*

Consumer Finance (2.2%)
5,600	DFC Global	122,360	*
5,600	First Cash Financial Services	234,920	*
		357,280
Containers & Packaging (1.1%)
4,900	Silgan Holdings	180,026

Diversified Consumer Services (1.2%)
4,700	Steiner Leisure	191,619	*

Electrical Equipment (1.9%)
5,300	Polypore International	299,556	*

Food & Staples Retailing (2.6%)
6,600	PriceSmart, Inc.	411,312

Food Products (2.4%)
1,900	Diamond Foods	151,601
7,700	Hain Celestial Group	235,235	*
		386,836
Health Care Equipment & Supplies (3.5%)
5,600	Neogen Corporation	194,432	*
4,600	Sirona Dental Systems	195,086	*
5,900	Volcano Corp.	174,817	*
		564,335
Health Care Providers & Services (7.7%)
7,600	Accretive Health	161,348	*
4,800	Air Methods	305,616	*
5,100	Catalyst Health Solutions	294,219	*
11,200	HMS Holdings	273,168	*
10,400	U.S. Physical Therapy	192,608
		1,226,959
Health Care Technology (5.7%)
4,900	Computer Programs and Systems	324,135
3,100	Quality Systems	300,700
5,300	SXC Health Solutions	295,210	*
		920,045
Hotels, Restaurants & Leisure (4.9%)
2,900	Buffalo Wild Wings	173,420	*
34,000	Orient-Express Hotels Class A	234,940	*
3,200	Peet's Coffee & Tea	178,048	*
5,900	Penn National Gaming	196,411	*
		782,819
Internet & Catalog Retail (1.0%)
4,000	Shutterfly, Inc.	164,720	*

Internet Software & Services (5.6%)
15,700	Keynote Systems	331,741
18,600	LivePerson, Inc.	185,070	*
3,100	Mercadolibre Inc.	166,625
6,100	Rackspace Hosting	208,254	*
		891,690
IT Services (5.2%)
15,300	Echo Global Logistics	203,490	*
14,100	Heartland Payment Systems	278,052
11,700	ServiceSource International	154,557	*
5,700	VeriFone Systems	199,614	*
		835,713
Leisure Equipment & Products (1.0%)
11,700	Brunswick Corp.	164,268

Machinery (2.7%)
13,600	Actuant Corp. Class A	268,600
4,000	Chart Industries	168,680	*
		437,280
Metals & Mining (1.8%)
6,400	Carpenter Technology	287,296

Oil, Gas & Consumable Fuels (7.4%)
4,100	Bill Barrett	148,584	*
8,300	Brigham Exploration	209,658	*
37,500	Kodiak Oil & Gas	195,375	*
9,300	Oasis Petroleum	207,669	*
6,300	Rosetta Resources	215,586	*
6,600	World Fuel Services	215,490
		1,192,362
Personal Products (1.2%)
6,500	Elizabeth Arden	184,860	*

Pharmaceuticals (2.6%)
4,000	Jazz Pharmaceuticals	166,080	*
6,900	Medicis Pharmaceutical Class A	251,712
		417,792
Professional Services (1.0%)
4,400	Acacia Research	158,356	*

Road & Rail (1.3%)
7,200	Old Dominion Freight Line	208,584	*

Semiconductors & Semiconductor Equipment (4.6%)
6,100	Cavium Inc.	164,761	*
5,400	EZchip Semiconductor	179,388	*
6,400	Mellanox Technologies	199,808	*
13,800	Nanometrics Inc.	200,100	*
		744,057
Software (8.2%)
6,400	Ariba, Inc.	177,344	*
9,700	BroadSoft Inc.	294,395	*
7,400	SuccessFactors, Inc.	170,126	*
11,300	TIBCO Software	253,007	*
8,900	Ultimate Software Group	415,808	*
		1,310,680
Specialty Retail (8.2%)
5,000	DSW Inc. Class A	230,900
6,600	Hibbett Sports	223,674	*
12,300	Sally Beauty Holdings	204,180	*
5,300	Tractor Supply	331,515
2,700	Ulta Salon, Cosmetics & Fragrance	168,021	*
4,300	Vitamin Shoppe	160,992	*
		1,319,282
Textiles, Apparel & Luxury Goods (1.4%)
2,400	Deckers Outdoor	223,824	*

Trading Companies & Distributors (1.1%)
3,000	MSC Industrial Direct Class A	169,380

Total Common Stocks (Cost $16,702,936)		15,960,468
Short-Term Investments (0.2%)
40,108	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $40,108)	40,108

Total Investments (99.8%) (Cost $16,743,044)		16,000,576	##

Cash, receivables and other assets, less liabilities (0.2%)		27,417

Total Net Assets (100.0%)		$16,027,993

See Notes to Schedule of Investments

SEPTEMBER 30, 2011

Schedule of Investments Socially Responsive Portfolio
(Unaudited)

NUMBER OF SHARES	VALUE($)†
Common Stocks (94.0%)
Capital Markets (6.8%)
31,720	BlackRock, Inc.	4,694,877
540,874	Charles Schwab	6,095,650
		10,790,527
Chemicals (3.4%)
111,200	Ecolab Inc.	5,436,568

Commercial Services & Supplies (1.8%)
158,135	Herman Miller	2,824,291

Electronic Equipment, Instruments & Components (4.9%)
80,905	Anixter International	3,838,133
170,720	National Instruments	3,902,659
		7,740,792
Food Products (4.9%)
35,740	J.M. Smucker	2,605,089
112,500	McCormick & Company	5,193,000
		7,798,089
Health Care Equipment & Supplies (6.0%)
65,110	Becton, Dickinson & Co.	4,773,865
107,940	Covidien PLC	4,760,154
		9,534,019
Household Products (4.2%)
104,625	Procter & Gamble	6,610,208

Industrial Conglomerates (7.5%)
64,950	3M Co.	4,662,761
170,910	Danaher Corp.	7,167,965
		11,830,726
Industrial Gases (2.0%)
34,505	Praxair, Inc.	3,225,527

Insurance (4.1%)
362,670	Progressive Corp.	6,441,019

Internet Software & Services (4.1%)
12,515	Google Inc. Class A	6,437,466	*

IT Services (2.6%)
12,830	MasterCard, Inc. Class A	4,069,163

Media (5.5%)
153,322	Comcast Corp. Class A Special	3,172,232
146,825	Scripps Networks Interactive Class A	5,457,485
		8,629,717
Multiline Retail (2.9%)
94,750	Target Corp.	4,646,540

Oil, Gas & Consumable Fuels (12.8%)
350,722	BG Group	6,712,334
75,695	Cimarex Energy	4,216,211
157,555	Newfield Exploration	6,253,358	*
44,325	Noble Energy	3,138,210
		20,320,113
Pharmaceuticals (7.6%)
116,880	Hospira, Inc.	4,324,560	*
28,616	Novo Nordisk A/S ADR	2,847,864
29,621	Roche Holding	4,784,148
		11,956,572
Professional Services (1.0%)
80,955	ICF International	1,522,764	*

Road & Rail (1.5%)
36,325	Canadian National Railway	2,418,519

Semiconductors & Semiconductor Equipment (7.0%)
146,335	Altera Corp.	4,613,943
240,225	Texas Instruments	6,401,996
		11,015,939
Specialty Chemicals (0.9%)
9,885	Novozymes A/S	1,405,433

Trading Companies & Distributors (2.5%)
26,100	W.W. Grainger	3,902,994

Total Common Stocks (Cost $147,070,207)		148,556,986
Short-Term Investments (6.4%)
10,146,823	State Street Institutional Treasury Money Market Fund Institutional Class (Cost $10,146,823)	10,146,823

Principal Amount
Certificates of Deposit (0.1%)
$200,000	Self Help Credit Union, 1.00%, due 10/29/11 (Cost $200,000)	200,000	#

Total Investments (100.5%) (Cost $157,417,030)		158,903,809	##

Liabilities, less cash, receivables and other assets [(0.5%)]		(788,597)

Total Net Assets (100.0%)		$158,115,212

See Notes to Schedule of Investments

September 30, 2011 (UNAUDITED)

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by each of Neuberger Berman Balanced Portfolio (“Balanced”), Neuberger Berman Growth Portfolio (“Growth”), Neuberger Berman Guardian Portfolio (“Guardian”), Neuberger Berman International Portfolio (“International”), Neuberger Berman Mid Cap Growth Portfolio (“Mid Cap Growth”), Neuberger Berman Partners Portfolio (“Partners”), Neuberger Berman Regency Portfolio (“Regency”), Neuberger Berman Short Duration Bond Portfolio (“Short Duration Bond”), Neuberger Berman Small Cap Growth Portfolio (“Small Cap Growth”), and Neuberger Berman Socially Responsive Portfolio (“Socially Responsive”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	●	Level 1 – quoted prices in active markets for identical investments
	●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	●	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued by a Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Financial futures contracts are determined by obtaining valuations from independent pricing services at the settlement price at market close.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of Deposit are valued at amortized cost. Investments in State Street Institutional Liquid Reserves Fund Institutional Class and State Street Institutional Treasury Money Market Fund Institutional Class are valued using the respective fund’s daily calculated net asset value per share.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust’s Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices a fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of September 30, 2011:

Asset Valuation Inputs	Level 1	Level 2	Level 3§	Total
Balanced
Investments:
Common Stocks^	$9,551,534	$-	$-	$9,551,534
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	482,361	-	482,361
Mortgage-Backed Securities
Adjustable Alt-B Mixed Balance	-	58,335	-	58,335
Adjustable Jumbo Balance	-	139,409	-	139,409
Adjustable Mixed Balance	-	311,632	-	311,632
Commercial Mortgage-Backed	-	543,058	111,241	654,299
Mortgage-Backed Non-Agency	-	137,820	-	137,820
Fannie Mae	-	263,892	-	263,892
Freddie Mac	-	386,200	-	386,200
Total Mortgage-Backed Securities	-	1,840,346	111,241	1,951,587
Corporate Debt Securities^	-	1,679,235	-	1,679,235
Asset-Backed Securities	-	750,757	-	750,757
Short-Term Investments	-	616,666	-	616,666
Total Investments	9,551,534	5,369,365	111,241	15,032,140
Growth
Investments:
Common Stocks^	7,004,054	-	-	7,004,054
Short-Term Investments	-	38,429	-	38,429

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Total Investments	7,004,054	38,429	-	7,042,483
Guardian
Investments:
Common Stocks
Beverages	2,747,374	-	-	2,747,374
Capital Markets	5,326,329	-	-	5,326,329
Chemicals	2,679,172	-	-	2,679,172
Commercial Services & Supplies	2,326,763	-	-	2,326,763
Electronic Equipment, Instruments & Components	3,808,348	-	-	3,808,348
Energy Equipment & Services	4,153,609	-	-	4,153,609
Food Products	2,338,235	-	-	2,338,235
Health Care Equipment & Supplies	5,548,394	-	-	5,548,394
Household Products	3,310,695	-	-	3,310,695
Industrial Conglomerates	5,910,556	-	-	5,910,556
Industrial Gases	1,729,193	-	-	1,729,193
Insurance	3,208,433	-	-	3,208,433
Internet Software & Services	3,284,316	-	-	3,284,316
IT Services	2,042,510	-	-	2,042,510
Media	4,272,418	-	-	4,272,418
Multiline Retail	2,293,356	-	-	2,293,356
Oil, Gas & Consumable Fuels	3,105,742	3,341,105	-	6,446,847
Pharmaceuticals	2,289,745	2,334,333	-	4,624,078
Road & Rail	1,004,959	-	-	1,004,959
Semiconductors & Semiconductor Equipment	5,514,679	-	-	5,514,679
Trading Companies & Distributors	1,964,358	-	-	1,964,358
Total Common Stocks	68,859,184	5,675,438	-	74,534,622
Short-Term Investments	-	3,413,943	-	3,413,943
Total Investments	68,859,184	9,089,381	-	77,948,565
International
Investments:
Common Stocks
Australia	-	417,721	-	417,721
Austria	-	120,133	-	120,133
Belgium	-	456,254	-	456,254
Brazil	222,736	-	-	222,736
Canada	2,072,537	-	-	2,072,537
Chile	210,842	-	-	210,842
China	207,017	161,175	-	368,192
Denmark	-	633,088	-	633,088
France	-	1,469,066	-	1,469,066
Germany	248,629	1,088,648	-	1,337,277
Ireland	-	147,322	-	147,322
Japan	-	2,438,744	-	2,438,744
Korea	191,632	178,751	-	370,383
Netherlands	-	1,564,171	-	1,564,171
Norway	-	375,253	-	375,253
South Africa	-	228,485	-	228,485
Sweden	-	523,847	-	523,847
Switzerland	-	2,255,309	-	2,255,309
Turkey	-	126,701	-	126,701
United Kingdom	577,233	3,724,094	-	4,301,327
Total Common Stocks	3,730,626	15,908,762	-	19,639,388
Rights^	301	-	-	301
Short-Term Investments	-	626,732	-	626,732
Total Investments	3,730,927	16,535,494	-	20,266,421
Mid Cap Growth
Investments:
Common Stocks^	274,714,654	-	-	274,714,654
Short-Term Investments	-	427,984	-	427,984
Total Investments	274,714,654	427,984	-	275,142,638
Partners

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Investments:
Common Stocks
Aerospace & Defense	2,416,965	-	-	2,416,965
Air Freight & Logistics	656,496	-	-	656,496
Auto Components	1,179,750	-	-	1,179,750
Automobiles	318,844	-	-	318,844
Beverages	993,132	-	-	993,132
Biotechnology	708,855	-	-	708,855
Building Products	971,264	-	-	971,264
Capital Markets	2,657,377	-	-	2,657,377
Commercial Banks	3,604,355	-	-	3,604,355
Computers & Peripherals	796,975	-	-	796,975
Construction & Engineering	432,313	-	-	432,313
Consumer Finance	1,543,864	-	-	1,543,864
Diversified Financial Services	5,266,695	-	-	5,266,695
Diversified Telecommunication Services	1,897,556	-	-	1,897,556
Electric Utilities	538,386	-	-	538,386
Electrical Equipment	912,072	-	-	912,072
Electronic Equipment, Instruments & Components	1,084,928	-	-	1,084,928
Energy Equipment & Services	3,021,282	-	-	3,021,282
Food & Staples Retailing	916,734	-	-	916,734
Health Care Equipment & Supplies	2,486,700	-	-	2,486,700
Health Care Providers & Services	3,617,950	-	-	3,617,950
Household Durables	1,179,210	-	-	1,179,210
Household Products	817,212	-	-	817,212
Insurance	2,509,172	-	-	2,509,172
IT Services	1,908,907	-	-	1,908,907
Machinery	2,001,403	-	-	2,001,403
Media	1,655,846	-	-	1,655,846
Metals & Mining	1,393,117	563,195	-	1,956,312
Multi-Utilities	2,035,275	-	-	2,035,275
Multiline Retail	1,922,598	-	-	1,922,598
Oil, Gas & Consumable Fuels	6,501,600	-	-	6,501,600
Personal Products	778,120	-	-	778,120
Pharmaceuticals	2,752,444	-	-	2,752,444
Semiconductors & Semiconductor Equipment	1,636,986	-	-	1,636,986
Software	1,167,642	-	-	1,167,642
Specialty Retail	1,710,546	-	-	1,710,546
Total Common Stocks	65,992,571	563,195	-	66,555,766
Short-Term Investments	-	5,217,607	-	5,217,607
Total Investments	65,992,571	5,780,802	-	71,773,373
Regency
Investments:
Common Stocks^	103,306,192	-	-	103,306,192
Short-Term Investments	-	6,855,783	-	6,855,783
Total Investments	103,306,192	6,855,783	-	110,161,975
Short Duration Bond
Investments: U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	12,529,736	-	12,529,736
U.S. Government Agency Securities	-	11,959,261	-	11,959,261
Mortgage-Backed Securities
Adjustable Alt-B Mixed Balance	-	914,274	-	914,274
Adjustable Jumbo Balance	-	19,886,165	-	19,886,165
Adjustable Mixed Balance	-	6,108,326	-	6,108,326
Commercial Mortgage-Backed	-	51,781,347	5,562,040	57,343,387
Mortgage-Backed Non-Agency	-	4,863,543	-	4,863,543
Fannie Mae	-	10,228,163	-	10,228,163
Freddie Mac	-	11,554,225	-	11,554,225
Total Mortgage-Backed Securities	-	105,336,043	5,562,040	110,898,083
Corporate Debt Securities^	-	82,633,056	-	82,633,056

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Asset-Backed Securities	-	37,417,775	0	37,417,775
Short-Term Investments	-	18,145,227	-	18,145,227
Total Investments	-	268,021,098	5,562,040	273,583,138
Small Cap Growth
Investments:
Common Stocks^	15,960,468	-	-	15,960,468
Short-Term Investments	-	40,108	-	40,108
Total Investments	15,960,468	40,108	-	16,000,576
Socially Responsive
Investments:
Common Stocks
Capital Markets	10,790,527	-	-	10,790,527
Chemicals	5,436,568	-	-	5,436,568
Commercial Services & Supplies	2,824,291	-	-	2,824,291
Electronic Equipment, Instruments & Components	7,740,792	-	-	7,740,792
Food Products	7,798,089	-	-	7,798,089
Health Care Equipment & Supplies	9,534,019	-	-	9,534,019
Household Products	6,610,208	-	-	6,610,208
Industrial Conglomerates	11,830,726	-	-	11,830,726
Industrial Gases	3,225,527	-	-	3,225,527
Insurance	6,441,019	-	-	6,441,019
Internet Software & Services	6,437,466	-	-	6,437,466
IT Services	4,069,163	-	-	4,069,163
Media	8,629,717	-	-	8,629,717
Multiline Retail	4,646,540	-	-	4,646,540
Oil, Gas & Consumable Fuels	13,607,779	6,712,334	-	20,320,113
Pharmaceuticals	7,172,424	4,784,148	-	11,956,572
Professional Services	1,522,764	-	-	1,522,764
Road & Rail	2,418,519	-	-	2,418,519
Semiconductors & Semiconductor Equipment	11,015,939	-	-	11,015,939
Specialty Chemicals	-	1,405,433	-	1,405,433
Trading Companies & Distributors	3,902,994	-	-	3,902,994
Total Common Stocks	135,655,071	12,901,915	-	148,556,986
Short-Term Investments	-	10,146,823	-	10,146,823
Certificates of Deposit	-	200,000	-	200,000
Total Investments	135,655,071	23,248,738	-	158,903,809

^	The Schedule of Investments (and Summary Schedule of Investments by Industry for International) provide information on the industry and/or country categorization for the portfolio.

§	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities:	Beginning balance, as of 1/1/11	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance, as of 9/30/11	Net change in unrealized appreciation/ (depreciation) from investments still held as of 9/30/11
Balanced
Mortgage-Backed Securities
Commercial Mortgage-Backed	$-	$-	$142	$111,099	$-	$-	$-	$111,241	$142
Short Duration Bond
Mortgage-Backed

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Securities
Commercial Mortgage-Backed	-	-	7,117	5,554,923	-	-	-	5,562,040	7,117
Asset-Backed Securities	0	-	-	-	-	-	-	0	0
Total	$0	$-	$7,117	$5,554,923	$-	$-	$-	$5,562,040	$7,117

As of the period ending September 30, 2011, certain foreign equity securities transferred from Level 1 to Level 2 as a result of the Funds’ valuation policies using Interactive as stated in the description of the valuation methods of foreign equity securities above.

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Short Duration Bond
Financial Futures Contracts	$2,578	$-	$-	$2,578

#	At cost, which approximates market value.

##	At September 30, 2011, selected fund information on a U.S. federal income tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Balanced	$13,102,114	$2,749,168	$819,142	$1,930,026
Growth	5,098,065	2,185,662	241,244	1,944,418
Guardian	70,252,377	10,981,687	3,285,499	7,696,188
International	21,614,283	1,332,905	2,680,767	(1,347,862)
Mid Cap Growth	202,932,872	82,378,952	10,169,186	72,209,766
Partners	69,550,736	9,689,062	7,466,425	2,222,637
Regency	100,282,369	18,805,139	8,925,533	9,879,606
Short Duration Bond	292,814,710	1,076,552	20,308,124	(19,231,572)
Small Cap Growth	16,950,717	610,364	1,560,505	(950,141)
Socially Responsive	157,875,752	11,548,957	10,520,900	1,028,057

*	Security did not produce income during the last twelve months.

ñ
Restricted security subject to restrictions on resale under federal securities laws.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid.  At September 30, 2011, these securities amounted to $417,798 or 2.8% of net assets for Balanced, $53,353 or 0.3% of net assets for International and $20,209,536 or 7.6% of net assets for Short Duration Bond.

a
Restricted security subject to restrictions on resale under federal securities laws.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be illiquid.  At September 30, 2011, these securities amounted to approximately $0 or 0.0% of net assets for Short Duration Bond.

Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as of September 30, 2011	Fair Value Percentage of Net Assets as of September 30, 2011
Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 0.67%, due 7/13/46	9/14/2007	$1,123,518	0.2%	$0	0.0%

µ
Floating rate securities are securities whose yields vary with a designated market index or market rate.  These securities are shown at their current rates as of September 30, 2011 and their final maturity dates.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

¢¢	At September 30, 2011, open positions in financial futures contracts were as follows:

Short Duration Bond:
Expiration	Open Contracts	Position	Unrealized Appreciation
December 2011	15 U.S. Treasury Notes, 2 Year	Short	$2,578

At September 30, 2011, Short Duration Bond had deposited $1,234,963 in U.S. Treasury Bills, 0.03% due 12/22/11, to cover margin requirements on open futures contracts.

Ø	All or a portion of this security was purchased on a when-issued basis. At September 30, 2011, these securities amounted to $111,241 and $5,562,040 for Balanced and Short Duration Bond, respectively.

ØØ	All or a portion of this security is segregated in connection with obligations for financial futures contracts and/or when-issued purchase commitments.

@
This debt is guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. At September 30, 2011, these securities amounted to $11,959,261or 4.5% of net assets for Short Duration Bond.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

REAL ESTATE PORTFOLIO

The fund was not operational and had no assets at the close of the reporting period.

INTERNATIONAL LARGE CAP PORTFOLIO

The fund was not operational and had no assets at the close of the reporting period.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Advisers Management Trust

By: /s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: November 22, 2011

By: /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: November 22, 2011